Principal accounting policies - Schedule of Movement in Allowance for Credit Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	$ 3,469	$ 1,507	$ 1,478
Allowance for credit losses	6,587	1,995	92
Accounts receivable written off	(2,621)	0	(15)
Exchange differences	342	(33)	(48)
Ending balance	11,749	3,469	1,507
Cumulative Effect, Period of Adoption, Adjustment | ASU No. 2016-13
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	3,972
Ending balance		3,972
Cumulative Effect, Period of Adoption, Adjusted Balance
Financing Receivable Allowance For Credit Losses [Line Items]
Beginning balance	$ 7,441	1,507	1,478
Ending balance		$ 7,441	$ 1,507